Income Taxes (Details) - USD ($)				12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Jul. 13, 2021	Dec. 31, 2024
Income Taxes [Line Items]
Corporate federal income tax rate				21.00%
Percentage of state annual income tax	8.84%		1.50%
Net income (in Dollars)			$ 800
Nevada [Member]
Income Taxes [Line Items]
Corporate federal income tax rate		21.00%		21.00%
Linkhome Realty’s Tax [Member]
Income Taxes [Line Items]
Corporate federal income tax rate	21.00%